Cash and cash equivalents - Summary of Cash and cash equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash bank deposits	$ 13,750	$ 24,962
Time deposits, investment funds and others	4,923	3,073
Cash and cash equivalents	$ 18,673	$ 28,035	$ 24,394	$ 121,006